CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
OPERATING ACTIVITIES
Net loss	$ (76,065)	$ (36,204)	$ (487,089)	$ (64,552)	$ (1,136,693)	$ (2,601,495)
Adjustments to reconcile net loss to net cash used in operating activities:
Shares issued for services
Depreciation	$ 998	$ 998	$ 3,993	$ 3,993
Changes in operating assets and liabilities
Accounts receivable	794		(983)	12,721
Inventory			2,020	56,237
Deposits		4,880	4,880	102,577
Accounts payable	(2,500)	(991)	(28,908)	(108,111)
Accrued expenses	241,692		(28,622)	(685,716)
Net Cash Used in Operating Activities	(91,814)	(31,316)	(534,708)	(682,851)
INVESTING ACTIVITIES
Disposal of fixed asset				233,289
Net Cash Provided By (Used In) Investing Activities				233,289
FINANCING ACTIVITIES
Proceeds from notes payable	126,300		10,000	526,709
Repayment of notes payable	(352,333)			(13,785)
Common stock issued for cash	342,796	29,476	371,776	80,738
Proceeds from related party notes payable		1,941	261,577
Bank overdraft			(83,571)
Repayment on the leases payable				(48,301)
Repayment of note payable - related party				(93,000)
Net Cash Provided by Financing Activities	116,763	31,417	559,782	452,361
NET INCREASE (DECREASE) IN CASH	24,949	101	25,074	2,799
CASH AT BEGINNING OF PERIOD	25,284	210	210	(2,589)	30,024
CASH AT END OF PERIOD	50,233	311	25,284	210	$ (2,589)	$ 30,024
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
CASH PAID FOR: Interest	$ 3,000		28,409	80,619
NON CASH FINANCING ACTIVITIES:
Issuance of shares for debt conversion